Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details) - Restricted Share Units (RSU)	6 Months Ended
Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares) | shares	663,055
Number of awards, granted (in shares) | shares	2,121,371
Number of awards, vested (in shares) | shares	(137,908)
Number of awards, forfeited (in shares) | shares	(86,572)
Number of awards, end of period (in shares) | shares	2,559,946
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 30.95
Weighted average grant date fair value, granted (in USD per share) | $ / shares	9.37
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	28.70
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	23.27
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 13.44